Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant Liabilities
Note 27. Warrant Liabilities

	As of December 31
	2023	2022
Public warrants	$2,600	$9,200
Private warrants[1]	439	1,716
	$3,039	$10,916
[1]Private warrants include 2,875,000 warrants held by the former SPAC sponsors deposited in an escrow account.
Note 27.1. Public warrants

	2023	2022
As of January 1	$9,200	$16,000
Acquired public warrants	—	—
Fair value remeasurement	(6,600)	(6,800)
As of December 31	$2,600	$9,200
Public warrants were issued by the SPAC to certain shareholders whereas prior to the Transaction such public warrants (together with the private warrants issued to the SPAC sponsors) were exchanged, on a one per one basis, for warrants in the Group’s Ordinary Shares. The public warrants have the following terms:
•Each whole warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50
•The warrant is exercisable post Transaction and expires on the earlier of:
–5 years after the completion of the Transaction, i.e., September 29, 2026
–the Redemption Date, or
–the liquidation of the Group.
•The Group may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant at any time while the warrants are exercisable upon a minimum of 30 days prior written notice of redemption:
–if, and only if, the last sales price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalization and the like) on each of twenty (20) trading days within any thirty (30) trading day period ending on the third trading day prior to the date on which notice of redemption is given.
–however, that if and when the Public Warrants become redeemable by the Group, the Group may not exercise such redemption right if the issuance of Ordinary Shares upon exercise of the Public Warrants is not exempt from registration or qualification under applicable state blue sky laws or the Group is unable to effect such registration or qualification.
•The Public Warrants may be exercised, for cash (or on a “cashless basis”) at any time after notice of redemption shall have been given by the Group and prior to the Redemption Date.
The Public Warrants are redeemable on the occurrence of change in control (merger, re-organization, tender offer, exchange), and the Group does not have an unconditional right to avoid delivering cash, the Public Warrants meet the criteria for classification as a financial liability. In addition, Warrants may be settled in a variable number of shares in case of cashless basis of exercise. Therefore, the Public Warrants meet the criteria for classification as financial liability.
Additionally, Public Warrants also meet the definition of a derivative, which may be settled other than by the exchange of a fixed amount of cash for a fixed number of the entity’s shares. Therefore, Public Warrants are derivatives that are classified as financial liability.
The public warrants were traded on Nasdaq and the closing trade price on 29 September, 2021 was used to measure their initial fair value. On September 30, 2021, the warrants had a fair value of $21,600 (20,000,000 warrants valued at $1.08 each).
Note 27.2. Private warrants

	2023	2022
As of January 1	$1,716	$7,112
Acquired private warrants	—	—
Fair value remeasurement	(1,277)	(5,396)
As of December 31	$439	$1,716
Simultaneously with the closing of the initial public offering of the SPAC, the SPAC consummated the sale of 6,250,000 warrants (the “SPAC Private Placement Warrants”) at a price of $1.00 per warrant in a private placement to the SPAC Sponsors, generating gross proceeds of $6,250. Pursuant to the Business Combination Agreement, the Group entered into an Assignment, Assumption and Amendment Agreement with SPAC and the Warrant agent to amend and assume SPAC’s obligations under the existing Warrant Agreement and to give effect to the conversion of SPAC public warrants and SPAC Private Placement Warrants to Holdco public warrants and Holdco private warrants (the “Private Warrants”), respectively.
Additionally, immediately prior to the consummation of the Transaction, the SPAC Sponsors forfeited 2,875,000 SPAC Private Placement Warrants and, in connection with consummation of the Transaction, placed 2,875,000 Private Warrants in escrow.
The Private Warrants have the following terms:
•Each warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share. Only whole warrants are exercisable.
•Exercisable post Transaction and expires on the earlier of:
–5 years after the completion of the Transaction,
–the Redemption Date, or
–the liquidation of the Group.
•Redemption for cash shall not apply.
The Private Warrants are redeemable on the occurrence of change in control (merger, re-organization, tender offer, exchange), and the Group does not have an unconditional right to avoid delivering cash, the Private Warrants meet the criteria for classification as a financial liability. In addition, Warrants may be settled in a variable number of shares in case of cashless basis of exercise. Therefore, the Private Warrants meet the criteria for classification as a financial liability.
Additionally, Private Warrants are classified as derivatives and financial liabilities, these shall be initially measured at fair value, with subsequent changes in fair value recognized in profit or loss. Refer to Note 10. Net finance (expense) income.
Warrants in escrow
On March 31, 2021, concurrently with the execution of the Business Combination Agreement, the SPAC, Holdco, OpCo, certain OpCo Shareholders and certain shareholders of the SPAC prior to the consummation of the Transaction (including the SPAC Sponsors), entered into the Transaction Support Agreement, pursuant to which the SPAC Sponsors agreed to forfeit 2,875,000 of their Private Placement Warrants immediately prior to the Merger and to subject certain of their Holdco Ordinary Shares and Private Warrants to certain restrictions by depositing such securities in an escrow account.
Warrants in Escrow shall be treated as follows:
•First Level Release Target: The escrow agent shall hold 1,437,500 SPAC Sponsor Private Warrants (the “First Level Sponsor Escrow Warrants”) in escrow until the earlier to occur of (a) the date on which the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $12.50 per Holdco Ordinary Share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading period, or (b) the date that is the fifth (5th) anniversary of the closing of the Transaction (the “Five Year Expiration Date”).
•Second Level Release Target: The escrow agent shall hold 1,437,500 SPAC Sponsor Private Warrants (the “Second Level Sponsor Escrow Warrants”) in escrow until the earlier to occur of (a) the date on which the closing price of the Holdco Ordinary Shares on the Nasdaq Stock Market equals or exceeds $13.00 per Holdco Ordinary Share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-day trading period, or (b) the Five-Year Expiration Date.
•Automatic Release: if Group shall consummate a liquidation, merger, stock exchange or other similar transaction which results in all of the holders having the right to exchange their Holdco Ordinary Shares for cash, securities or other property, then the escrow agent shall (subject to customary escrow notification provisions) promptly release all the First Level Sponsor Escrow Warrants and Second Level Sponsor Escrow Warrants to the SPAC Sponsors.
•Cancellation: On the Five-Year Expiration Date, any First Level Sponsor Escrow Warrants and Second Level Sponsor Escrow Warrants that have not been released and remain in escrow, shall be released by the escrow agent to the Group for cancellation.
Private Warrants issued by the Holdco which are deposited in escrow and are subject to cancellation if certain conditions are not met are recorded as contingent consideration and therefore initially measured at fair value. Further, since they are liability classified instruments, subsequent changes in fair value are recognized in profit or loss as a Net finance (expense) income. Refer to Note 10. Net finance (expense) income.